Aristotle Short Duration Income Fund

Schedule of Investments
as of June 30, 2023 (Unaudited)

	CORPORATE BONDS - 47.9%	Principal Amount	Value
	Communications - 2.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital
	4.500%, 02/01/2024	$5,000,000	$4,956,867
	3.750%, 02/15/2028	4,500,000	4,127,466
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
	4.738%, 03/20/2025	6,246,000	6,166,538
	5.152%, 03/20/2028	1,503,000	1,487,539
	T-Mobile USA, Inc.
	2.250%, 02/15/2026	1,675,000	1,540,590
	2.625%, 04/15/2026	100,000	92,765
	4.950%, 03/15/2028	1,600,000	1,575,341
	Verizon Communications, Inc.
	2.100%, 03/22/2028	3,000,000	2,636,927
	Warnermedia Holdings, Inc.
	3.638%, 03/15/2025	3,550,000	3,425,998
	3.755%, 03/15/2027	3,000,000	2,799,500
	Total Communications		28,809,531
	Consumer Discretionary - 3.0%
	British Airways 2019-1 Class A Pass Through Trust
	3.350%, Series PTT, 06/15/2029	2,379,063	2,080,375
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
	4.500%, 10/20/2025	5,000,000	4,893,103
	Ford Motor Credit Co. LLC
	2.300%, 02/10/2025	2,500,000	2,339,375
	3.375%, 11/13/2025	4,200,000	3,909,378
	2.700%, 08/10/2026	1,775,000	1,586,388
	General Motors Financial Co., Inc.
	5.400%, 04/06/2026	5,600,000	5,537,609
	6.000%, 01/09/2028	3,000,000	3,026,142
	Genting New York LLC / GENNY Capital, Inc.
	3.300%, 02/15/2026	1,800,000	1,603,698
	Hyatt Hotels Corp.
	5.750%, 01/30/2027	1,450,000	1,446,873
	Las Vegas Sands Corp.
	3.200%, 08/08/2024	3,000,000	2,907,578
	Marriott International, Inc. of MD
	4.900%, 04/15/2029	2,400,000	2,336,097
	Nordstrom, Inc.
	2.300%, 04/08/2024	2,300,000	2,215,498
	Total Consumer Discretionary		33,882,114
	Consumer Staples - 4.0%
	Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/2028	3,000,000	2,903,724
	Bacardi Ltd. / Bacardi-Martini BV
	5.250%, 01/15/2029	3,000,000	2,976,875
	Cargill, Inc.
	4.500%, 06/24/2026	7,500,000	7,400,378
	Haleon UK Capital PLC
	3.125%, 03/24/2025	4,750,000	4,540,664
	Hershey Co.
	4.250%, 05/04/2028	1,800,000	1,782,524
	JDE Peet's NV
	0.800%, 09/24/2024	3,000,000	2,814,607
	Mars, Inc.
	4.550%, 04/20/2028	15,000,000	14,769,585
	Mondelez International Holdings Netherlands BV
	4.250%, 09/15/2025	2,450,000	2,384,957
	Suntory Holdings Ltd.
	2.250%, 10/16/2024	5,600,000	5,320,199
	Total Consumer Staples		44,893,513
	Energy - 1.5%
	Energy Transfer LP
	5.550%, 02/15/2028	3,500,000	3,493,580
	MPLX LP
	4.875%, 12/01/2024	8,020,000	7,907,458
	TransCanada PipeLines Ltd.
	6.203%, 03/09/2026	5,300,000	5,304,865
	Total Energy		16,705,903
	Financials - 24.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	4.500%, 09/15/2023	600,000	597,797
	1.650%, 10/29/2024	4,900,000	4,606,849
	1.750%, 01/30/2026	1,250,000	1,122,899
	5.750%, 06/06/2028	800,000	794,277
	Air Lease Corp.
	3.375%, 07/01/2025	1,200,000	1,138,029
	5.850%, 12/15/2027	3,350,000	3,348,695
	5.300%, 02/01/2028	2,000,000	1,964,270
	Avolon Holdings Funding Ltd.
	2.125%, 02/21/2026	4,550,000	4,047,166
	4.250%, 04/15/2026	2,650,000	2,470,605
	Bank of America Corp.
	1.843% (SOFR + 0.670%), 02/04/2025 (a)	13,950,000	13,593,444
	0.976% (SOFR + 0.690%), 04/22/2025 (a)	7,500,000	7,192,474
	3.841% (SOFR + 1.110%), 04/25/2025 (a)	3,500,000	3,431,657
	3.384% (SOFR + 1.330%), 04/02/2026 (a)	8,000,000	7,672,502
	4.827% (SOFR + 1.750%), 07/22/2026 (a)	3,000,000	2,950,054
	Block, Inc.
	2.750%, 06/01/2026	750,000	683,620
	Capital One Financial Corp.
	5.468% (SOFR + 2.080%), 02/01/2029 (a)	2,100,000	2,013,122
	6.312% (SOFR + 2.640%), 06/08/2029 (a)	3,000,000	2,982,229
	Citigroup, Inc.
	0.776% (SOFR + 0.686%), 10/30/2024 (a)	1,400,000	1,375,479
	4.140% (SOFR + 1.372%), 05/24/2025 (a)	3,750,000	3,685,903
	2.014% (SOFR + 0.694%), 01/25/2026 (a)	5,650,000	5,310,735
	5.610% (SOFR + 1.546%), 09/29/2026 (a)	1,000,000	999,175
	DAE Funding LLC
	1.550%, 08/01/2024	2,300,000	2,184,153
	Extra Space Storage LP
	5.700%, 04/01/2028	2,200,000	2,199,851
	Fiserv, Inc.
	5.450%, 03/02/2028	5,250,000	5,278,499
	Global Payments, Inc.
	1.500%, 11/15/2024	4,500,000	4,231,063
	GLP Capital LP / GLP Financing II, Inc.
	3.350%, 09/01/2024	4,425,000	4,275,297
	Goldman Sachs Group, Inc.
	3.625%, 02/20/2024	500,000	492,770
	0.657% (SOFR + 0.505%), 09/10/2024 (a)	7,250,000	7,169,029
	1.757% (SOFR + 0.730%), 01/24/2025 (a)	12,050,000	11,734,909
	5.729% (SOFR + 0.700%), 01/24/2025 (a)	3,000,000	2,995,724
	3.500%, 04/01/2025	3,246,000	3,120,245
	3.272% (CME Term 3 Month SOFR + 1.463%), 09/29/2025 (a)	3,000,000	2,899,853
	HSBC Holdings PLC
	0.732% (SOFR + 0.534%), 08/17/2024 (a)	4,050,000	4,020,488
	1.162% (SOFR + 0.580%), 11/22/2024 (a)	4,000,000	3,915,556
	0.976% (SOFR + 0.708%), 05/24/2025 (a)	2,500,000	2,379,313
	4.180% (SOFR + 1.510%), 12/09/2025 (a)	3,000,000	2,913,506
	JPMorgan Chase & Co.
	0.824% (CME Term 3 Month SOFR + 0.540%), 06/01/2025 (a)	1,500,000	1,426,372
	0.969% (CME Term 3 Month SOFR + 0.580%), 06/23/2025 (a)	3,200,000	3,038,415
	2.301% (SOFR + 1.160%), 10/15/2025 (a)	4,250,000	4,051,544
	2.595% (SOFR + 0.915%), 02/24/2026 (a)	1,500,000	1,423,085
	3.300%, 04/01/2026	1,500,000	1,429,782
	4.080% (SOFR + 1.320%), 04/26/2026 (a)	4,000,000	3,888,707
	Life Storage LP
	3.875%, 12/15/2027	5,820,000	5,410,794
	LifeStorage LP/CA
	3.500%, 07/01/2026	1,035,000	973,021
	MassMutual Global Funding II
	4.150%, 08/26/2025	3,350,000	3,254,720
	5.050%, 12/07/2027	1,800,000	1,798,787
	Metropolitan Life Global Funding I
	2.800%, 03/21/2025	3,000,000	2,854,077
	4.050%, 08/25/2025	4,000,000	3,855,794
	Mitsubishi UFJ Financial Group, Inc.
	4.788% (1 Year CMT Rate + 1.700%), 07/18/2025 (a)	5,000,000	4,930,037
	0.953% (1 Year CMT Rate + 0.550%), 07/19/2025 (a)	6,000,000	5,670,960
	3.837% (1 Year CMT Rate + 1.125%), 04/17/2026 (a)	1,000,000	961,943
	Morgan Stanley
	5.750% (SOFR + 1.165%), 04/17/2025 (a)	2,000,000	2,007,481
	0.790% (SOFR + 0.525%), 05/30/2025 (a)	8,400,000	7,982,206
	4.679% (SOFR + 1.669%), 07/17/2026 (a)	1,200,000	1,178,061
	6.138% (SOFR + 1.770%), 10/16/2026 (a)	1,500,000	1,515,743
	5.050% (SOFR + 1.295%), 01/28/2027 (a)	3,050,000	3,025,445
	5.123% (SOFR + 1.730%), 02/01/2029 (a)	3,000,000	2,960,502
	5.164% (SOFR + 1.590%), 04/20/2029 (a)	3,300,000	3,262,173
	Nasdaq, Inc.
	5.650%, 06/28/2025	1,250,000	1,254,142
	5.350%, 06/28/2028	3,750,000	3,757,984
	New York Life Global Funding
	4.700%, 04/02/2026	3,000,000	2,954,226
	4.850%, 01/09/2028	2,000,000	1,983,175
	OneMain Finance Corp.
	6.125%, 03/15/2024	5,200,000	5,186,940
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
	3.450%, 07/01/2024	2,300,000	2,241,205
	2.700%, 11/01/2024	4,750,000	4,534,437
	5.750%, 05/24/2026	5,250,000	5,202,736
	4.400%, 07/01/2027	2,300,000	2,172,734
	Reliance Standard Life Global Funding II
	2.500%, 10/30/2024	2,000,000	1,895,236
	Royal Bank of Canada
	4.950%, 04/25/2025	8,000,000	7,898,399
	Santander Holdings USA, Inc.
	4.260% (SOFR + 1.380%), 06/09/2025 (a)	500,000	480,071
	Standard Chartered PLC
	0.991% (1 Year CMT Rate + 0.780%), 01/12/2025 (a)	3,000,000	2,909,671
	Sumitomo Mitsui Financial Group, Inc.
	2.448%, 09/27/2024	600,000	574,980
	2.348%, 01/15/2025	2,500,000	2,371,700
	1.474%, 07/08/2025	2,000,000	1,837,469
	5.464%, 01/13/2026	3,000,000	2,991,537
	1.402%, 09/17/2026	3,000,000	2,640,091
	Truist Financial Corp.
	4.260% (SOFR + 1.456%), 07/28/2026 (a)	7,000,000	6,730,772
	UBS AG/London
	0.700%, 08/09/2024	3,000,000	2,829,315
	UBS Group AG
	4.488% (1 Year CMT Rate + 1.550%), 05/12/2026 (a)	3,750,000	3,627,204
	VICI Properties LP
	4.375%, 05/15/2025	1,350,000	1,305,928
	4.750%, 02/15/2028	1,350,000	1,279,637
	VICI Properties LP / VICI Note Co., Inc.
	3.500%, 02/15/2025	6,050,000	5,786,233
	Weyerhaeuser Co.
	4.750%, 05/15/2026	4,400,000	4,324,413
	Total Financials		277,461,121
	Health Care - 2.3%
	Amgen, Inc.
	5.150%, 03/02/2028	3,000,000	2,999,442
	HCA, Inc.
	5.200%, 06/01/2028	2,650,000	2,630,305
	IQVIA, Inc.
	5.700%, 05/15/2028	4,600,000	4,559,750
	Pfizer Investment Enterprises Pte Ltd.
	4.450%, 05/19/2026	9,000,000	8,894,180
	UnitedHealth Group, Inc.
	4.250%, 01/15/2029	7,000,000	6,805,119
	Total Health Care		25,888,796
	Industrials - 1.7%
	Element Fleet Management Corp.
	1.600%, 04/06/2024	5,300,000	5,112,312
	Lockheed Martin Corp.
	4.450%, 05/15/2028	4,750,000	4,685,996
	Regal Rexnord Corp.
	6.050%, 02/15/2026	5,500,000	5,510,141
	Republic Services, Inc.
	4.875%, 04/01/2029	2,300,000	2,298,167
	TK Elevator US Newco, Inc.
	5.250%, 07/15/2027	1,500,000	1,387,594
	Total Industrials		18,994,210
	Materials - 1.0%
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/2025	4,800,000	4,639,766
	Ball Corp.
	6.875%, 03/15/2028	5,000,000	5,104,090
	Silgan Holdings, Inc.
	1.400%, 04/01/2026	1,850,000	1,635,530
	Total Materials		11,379,386
	Technology - 2.3%
	Arrow Electronics, Inc.
	6.125%, 03/01/2026	2,200,000	2,195,809
	Flex Ltd.
	6.000%, 01/15/2028	2,000,000	2,032,616
	Kyndryl Holdings, Inc.
	2.050%, 10/15/2026	1,500,000	1,295,109
	Microchip Technology, Inc.
	0.972%, 02/15/2024	8,250,000	7,994,584
	0.983%, 09/01/2024	1,750,000	1,653,624
	NXP BV / NXP Funding LLC / NXP USA, Inc.
	2.700%, 05/01/2025	3,300,000	3,129,080
	Oracle Corp.
	4.500%, 05/06/2028	3,250,000	3,163,595
	TD SYNNEX Corp.
	1.250%, 08/09/2024	4,800,000	4,541,922
	Total Technology		26,006,339
	Utilities - 5.1%
	AES Corp.
	3.300%, 07/15/2025	3,650,000	3,450,119
	DPL, Inc.
	4.125%, 07/01/2025	600,000	572,076
	DTE Energy Co.
	4.875%, 06/01/2028	3,300,000	3,230,509
	Duke Energy Corp.
	5.000%, 12/08/2025	600,000	596,024
	2.650%, 09/01/2026	1,000,000	924,717
	National Grid PLC
	5.602%, 06/12/2028	3,100,000	3,114,745
	NextEra Energy Capital Holdings, Inc.
	6.051%, 03/01/2025	3,100,000	3,113,039
	4.900%, 02/28/2028	3,200,000	3,171,286
	NextEra Energy Operating Partners LP
	4.250%, 07/15/2024	7,875,000	7,709,109
	NiSource, Inc.
	5.250%, 03/30/2028	2,950,000	2,950,553
	Sempra Energy
	3.300%, 04/01/2025	3,600,000	3,454,717
	5.400%, 08/01/2026	5,750,000	5,725,120
	Southern California Edison Co.
	0.975%, 08/01/2024	4,650,000	4,415,937
	4.200%, 06/01/2025	2,100,000	2,048,977
	Vistra Operations Co. LLC
	4.875%, 05/13/2024	6,000,000	5,889,804
	3.550%, 07/15/2024	4,250,000	4,105,784
	WEC Energy Group, Inc.
	4.750%, 01/09/2026	3,750,000	3,695,190
	Total Utilities		58,167,706
	TOTAL CORPORATE BONDS (Cost $558,413,930)		542,188,619

	ASSET BACKED SECURITIES - 17.4%
	Ally Auto Receivables Trust
	5.290%, Series 2022-3, Class A2, 06/16/2025	1,366,448	1,362,764
	American Airlines Group, Inc.
	4.000%, Series 2013-1, 07/15/2025	661,123	588,939
	3.950%, Series 2013-1, 11/15/2025	411,018	383,948
	American Express Travel Related Services Co., Inc.
	0.900%, Series 2021-1, Class A, 11/15/2026	2,350,000	2,205,628
	AmeriCredit Automobile Receivables Trust
	4.200%, Series 2022-2, Class A2A, 12/18/2025	1,341,106	1,330,503
	0.680%, Series 2021-1, Class B, 10/19/2026	10,100,000	9,830,970
	5.840%, Series 2023-1, Class A2A, 10/19/2026	5,300,000	5,277,008
	1.170%, Series 2021-3, Class B, 08/18/2027	4,700,000	4,399,849
	4.380%, Series 2022-2, Class A3, 04/18/2028	460,000	450,936
	Atrium CDO Corp.
	6.453%, Series 13A, Class A1 (3 Month LIBOR USD + 1.180%), 11/21/2030 (a)	465,415	463,029
	British Airways PLC
	4.625%, Series 2013-1, 06/20/2024	1,157,940	1,142,315
	Capital One Prime Auto Receivables Trust
	5.200%, Series 2023-1, Class A2, 05/15/2026	5,000,000	4,975,394
	Delta Air Lines, Inc.
	3.204%, Series 2019-1, 04/25/2024	5,500,000	5,360,782
	Ford Credit Auto Owner Trust
	4.520%, Series 2022-C, Class A2A, 04/15/2025	2,846,327	2,833,644
	2.130%, Series 2019-C, Class B, 05/15/2025	5,000,000	4,955,689
	5.370%, Series 2022-D, Class A2A, 08/15/2025	660,336	658,595
	1.190%, Series 2020-B, Class B, 01/15/2026	2,050,000	1,984,017
	5.570%, Series 2023-B, Class A2A, 06/15/2026	5,250,000	5,235,255
	0.790%, Series 2020-C, Class B, 08/15/2026	2,650,000	2,451,703
	0.700%, Series 2021-A, Class B, 10/15/2026	10,550,000	9,747,346
	2.040%, Series 2020-1, Class A, 08/15/2031	2,000,000	1,874,977
	General Motors Financial Co., Inc.
	0.760%, Series 2020-3, Class B, 12/18/2025	2,400,000	2,341,045
	0.690%, Series 2021-2, Class B, 01/19/2027	2,400,000	2,282,142
	GM Financial Consumer Automobile Receivables Trust
	5.100%, Series 2023-2, Class A2A, 05/18/2026	1,600,000	1,589,700
	0.750%, Series 2021-1, Class B, 05/17/2027	800,000	742,379
	4.660%, Series 2023-1, Class A3, 02/16/2028	1,000,000	984,714
	Hilton Grand Vacations, Inc.
	3.610%, Series 2022-1D, Class A, 06/20/2034	480,877	458,146
	4.300%, Series 2022-2A, Class A, 01/25/2037	1,268,570	1,203,272
	2.740%, Series 2020-AA, Class A, 02/25/2039	149,287	138,844
	Honda Auto Receivables Owner Trust
	3.810%, Series 2022-2, Class A2, 03/18/2025	1,456,976	1,446,141
	0.410%, Series 2021-3, Class A3, 11/18/2025	262,990	254,172
	5.410%, Series 2023-2, Class A2, 04/15/2026	5,150,000	5,125,387
	Hyundai Auto Receivables Trust
	2.400%, Series 2019-B, Class C, 06/15/2026	2,000,000	1,962,814
	Mercedes-Benz Auto Receivables Trust
	5.090%, Series 2023-1, Class A2, 01/15/2026	985,000	980,327
	MVW Owner Trust
	1.740%, Series 2020-1A, Class A, 10/20/2037	257,260	235,756
	4.150%, Series 2022-1A, Class A, 11/21/2039	734,964	705,552
	1.140%, Series 2021-1WA, Class A, 01/22/2041	910,447	821,315
	Navient Student Loan Trust
	3.390%, Series 2019-BA, Class A2A, 12/15/2059	1,061,150	1,008,885
	3.610%, Series 2018-BA, Class A2A, 12/15/2059	468,488	453,757
	4.000%, Series 2018-DA, Class A2A, 12/15/2059	426,173	406,359
	2.640%, Series 2019-EA, Class A2A, 05/15/2068	892,011	843,291
	2.460%, Series 2020-A, Class A2A, 11/15/2068	669,702	605,780
	1.310%, Series 2020-HA, Class A, 01/15/2069	1,473,572	1,336,909
	2.120%, Series 2020-BA, Class A2, 01/15/2069	3,287,912	2,991,313
	0.840%, Series 2021-A, Class A, 05/15/2069	706,565	605,871
	1.690%, Series 2020-EA, Class A, 05/15/2069	2,676,170	2,372,902
	1.690%, Series 2020-DA, Class A, 05/15/2069	741,518	664,358
	6.200%, Series 2020-1A, Class A1B (1 Month LIBOR USD + 1.050%), 06/25/2069 (a)	1,696,379	1,694,337
	1.220%, Series 2020-FA, Class A, 07/15/2069	674,859	604,633
	1.320%, Series 2020-2A, Class A1A, 08/26/2069	2,858,965	2,480,928
	1.170%, Series 2020-GA, Class A, 09/16/2069	642,791	566,365
	1.060%, Series 2021-CA, Class A, 10/15/2069	3,403,585	2,908,477
	5.750%, Series 2021-1A, Class A1B (1 Month LIBOR USD + 0.600%), 12/26/2069 (a)	1,273,326	1,255,673
	1.110%, Series 2021-FA, Class A, 02/18/2070	1,829,669	1,533,397
	5.700%, Series 2021-2A, Class A1B (1 Month LIBOR USD + 0.550%), 02/25/2070 (a)	2,573,889	2,524,125
	2.230%, Series 2022-A, Class A, 07/15/2070	5,145,674	4,383,795
	4.160%, Series 2022-BA, Class A, 10/15/2070	7,431,720	7,185,507
	Nelnet Student Loan Trust
	1.360%, Series 2021-A, Class APT1, 04/20/2062	2,312,833	2,059,851
	Nissan Auto Receivables Owner Trust
	5.340%, Series 2023-A, Class A2A, 02/17/2026	5,200,000	5,175,668
	Santander Consumer USA Holdings, Inc.
	4.050%, Series 2022-4, Class A2, 07/15/2025	793,915	792,669
	0.880%, Series 2021-4, Class B, 06/15/2026	1,135,788	1,122,610
	3.400%, Series 2022-3, Class A3, 12/15/2026	3,227,253	3,186,722
	1.260%, Series 2021-4, Class C, 02/16/2027	5,000,000	4,791,171
	4.130%, Series 2022-3, Class B, 08/16/2027	1,800,000	1,750,537
	Santander Consumer USA, Inc.
	5.810%, Series 2022-7, Class A2, 01/15/2026	5,909,346	5,897,355
	5.870%, Series 2023-2, Class A2, 03/16/2026	4,050,000	4,038,304
	5.360%, Series 2023-1, Class A2, 05/15/2026	4,138,687	4,123,536
	4.110%, Series 2022-5, Class A3, 08/17/2026	1,050,000	1,038,391
	4.490%, Series 2022-6, Class A3, 11/16/2026	2,100,000	2,074,320
	4.430%, Series 2022-5, Class B, 03/15/2027	2,900,000	2,833,435
	4.720%, Series 2022-6, Class B, 06/15/2027	3,100,000	3,038,585
	5.210%, Series 2023-2, Class A3, 07/15/2027	6,500,000	6,434,627
	Santander Drive Auto Receivables LLC
	0.750%, Series 2021-1, Class C, 02/17/2026	1,091,736	1,086,824
	0.900%, Series 2021-2, Class C, 06/15/2026	2,431,058	2,410,466
	0.950%, Series 2021-3, Class C, 09/15/2027	2,077,942	2,038,518
	SMB Private Education Loan Trust
	2.700%, Series 2016-A, Class A2A, 05/15/2031	1,522,448	1,486,823
	2.430%, Series 2016-B, Class A2A, 02/17/2032	1,464,843	1,413,232
	2.340%, Series 2016-C, Class A2A, 09/15/2034	1,736,211	1,665,478
	2.880%, Series 2017-A, Class A2A, 09/15/2034	1,141,256	1,103,886
	3.630%, Series 2018-C, Class A2A, 11/15/2035	1,254,642	1,202,493
	3.500%, Series 2018-A, Class A2A, 02/15/2036	422,166	404,947
	3.600%, Series 2018-B, Class A2A, 01/15/2037	1,180,420	1,131,939
	1.070%, Series 2021-A, Class APT2, 01/15/2053	2,212,828	1,908,937
	1.290%, Series 2020-B, Class A1A, 07/15/2053	1,709,181	1,532,451
	SMB Private Education Loan Trust 2019-A
	3.440%, Series 2019-A, Class A2A, 07/15/2036	868,675	831,640
	United Airlines, Inc.
	3.650%, Series 2016-1B, 01/07/2026	428,819	395,452
	Verizon Master Trust
	4.890%, Series 2023-2, Class A, 04/13/2028	4,900,000	4,861,520
	TOTAL ASSET BACKED SECURITIES (Cost $204,801,504)		197,044,046

	BANK LOANS - 12.5%
	Communications - 0.6%
	SBA Senior Finance II LLC
	Senior Secured First Lien, 6.910% (1 Month LIBOR USD + 1.750%), 04/11/2025 (a)(b)	6,963,351	6,969,687
	Total Communications		6,969,687
	Consumer Discretionary - 4.2%
	Allied Universal Holdco LLC
	Senior Secured First Lien, 9.003% (CME Term SOFR 1 Month + 3.750%), 05/14/2028 (a)(b)	4,446,123	4,330,035
	Carnival Corp.
	Senior Secured First Lien, 8.025% (6 Month LIBOR USD + 3.000%), 06/30/2025 (a)(b)	1,994,859	1,993,921
	Senior Secured First Lien, 8.404% (6 Month LIBOR USD + 3.250%), 10/18/2028 (a)(b)	615,625	611,263
	ClubCorp Holdings, Inc.
	Senior Secured First Lien, 7.904% (3 Month LIBOR USD + 2.750%), 09/18/2024 (a)(b)	3,769,579	3,624,846
	Hilton Grand Vacations Borrower LLC
	Senior Secured First Lien, 8.154% (1 Month LIBOR USD + 3.000%), 08/02/2028 (a)(b)	3,956,969	3,950,262
	Marriott Ownership Resorts, Inc.
	Senior Secured First Lien, 6.904% (1 Month LIBOR USD + 1.750%), 08/31/2025 (a)(b)	8,819,096	8,815,789
	Mavis Tire Express Services Topco Corp.
	Senior Secured First Lien, 9.268% (CME Term SOFR 1 Month + 4.000%), 05/04/2028 (a)(b)	2,071,592	2,056,707
	Mileage Plus Holdings LLC
	Senior Secured First Lien, 10.764% (3 Month LIBOR USD + 5.250%), 06/20/2027 (a)	1,600,000	1,665,000
	SeaWorld Parks & Entertainment, Inc.
	Senior Secured First Lien, 8.188% (1 Month LIBOR USD + 3.000%), 08/25/2028 (a)(b)	6,416,174	6,406,165
	Spin Holdco, Inc.
	Senior Secured First Lien, 9.230% (3 Month LIBOR USD + 4.000%), 03/04/2028 (a)(b)	2,443,750	2,109,482
	Stars Group Holdings BV
	Senior Secured First Lien, 7.409% (3 Month LIBOR USD + 2.250%), 07/21/2026 (a)(b)	3,212,704	3,216,335
	United Airlines, Inc.
	Senior Secured First Lien, 8.888% (3 Month LIBOR USD + 3.750%), 04/21/2028 (a)(b)	9,018,288	9,028,344
	Total Consumer Discretionary		47,808,149
	Consumer Staples - 0.5%
	Sunshine Luxembourg VII Sarl
	Senior Secured First Lien, 8.909% (3 Month LIBOR USD + 3.750%), 10/02/2026 (a)(b)	5,631,161	5,610,072
	Total Consumer Staples		5,610,072
	Financials - 2.1%
	AssuredPartners, Inc.
	Senior Secured First Lien, 8.768% (1 Month LIBOR USD + 3.500%), 02/13/2027 (a)(b)	8,995,919	8,938,751
	Avolon TLB Borrower 1 US LLC
	Senior Secured First Lien, 6.898% (3 Month LIBOR USD + 1.750%), 01/15/2025 (a)(b)	6,029,412	6,032,818
	Deerfield Dakota Holding LLC
	Senior Secured First Lien, 8.648% (CME Term SOFR 1 Month + 3.750%), 04/09/2027 (a)(b)	1,994,859	1,941,067
	HUB International Ltd.
	Senior Secured First Lien, 8.138% (1 Month LIBOR USD + 3.000%), 06/30/2023 (a)(b)	7,230,971	7,255,592
	Senior Secured First Lien, 8.159% (3 Month LIBOR USD + 3.000%), 06/30/2023 (a)(b)	19,029	19,094
	Total Financials		24,187,322
	Health Care - 0.9%
	Heartland Dental LLC
	Senior Secured First Lien, 10.057% (CME Term SOFR 1 Month + 5.000%), 04/30/2028 (a)(b)	1,580,249	1,528,228
	Pathway Vet Alliance LLC
	Senior Secured First Lien, 8.904% (3 Month LIBOR USD + 3.750%), 03/31/2027 (a)(b)	2,908,546	2,576,492
	PetVet Care Centers LLC
	Senior Secured First Lien, 8.654% (1 Month LIBOR USD + 3.500%), 02/15/2025 (a)(b)	5,530,576	5,428,260
	Total Health Care		9,532,980
	Industrials - 1.4%
	Brown Group Holding LLC
	Senior Secured First Lien, 7.753% (1 Month LIBOR USD + 2.500%), 06/07/2028 (a)(b)	229,220	226,045
	Roper Industrial Products Investment Co.
	Senior Secured First Lien, 9.398% (CME Term SOFR 1 Month + 4.500%), 11/22/2029 (a)(b)	4,000,000	3,989,060
	SPX FLOW, Inc.
	Senior Secured First Lien, 9.753% (CME Term SOFR 1 Month + 4.500%), 04/05/2029 (a)(b)	1,000,000	989,585
	TransDigm, Inc.
	Senior Secured First Lien, 8.148% (CME Term SOFR 1 Month + 3.250%), 08/24/2028 (a)(b)	10,972,500	10,978,864
	Total Industrials		16,183,554
	Materials - 0.4%
	Proampac PG Borrower LLC
	Senior Secured First Lien, 8.998% (SOFR 3 Month + 3.750%), 11/03/2025 (a)(b)	3,495,860	3,465,290
	Senior Secured First Lien, 9.141% (SOFR 3 Month + 3.750%), 11/03/2025 (a)(b)	46,006	45,603
	Senior Secured First Lien, 8.927% (6 Month LIBOR USD + 3.750%), 7/03/2023 (a)(b)	1,153,340	1,143,254
	Total Materials		4,654,147
	Technology - 2.4%
	Applied Systems, Inc.
	Senior Secured First Lien, 9.398% (CME Term SOFR 1 Month + 4.500%), 09/19/2026 (a)(b)	1,935,231	1,940,224
	CoreLogic, Inc.
	Senior Secured First Lien, 8.688% (1 Month LIBOR USD + 3.500%), 06/02/2028 (a)(b)	3,438,750	3,112,928
	Polaris Newco LLC
	Senior Secured First Lien, 9.159% (3 Month LIBOR USD + 4.000%), 06/04/2028 (a)(b)	1,994,924	1,841,973
	Sophia LP
	Senior Secured First Lien, 8.659% (3 Month LIBOR USD + 3.500%), 10/07/2027 (a)(b)	1,194,302	1,183,356
	Tempo Acquisition LLC
	Senior Secured First Lien, 8.153% (CME Term SOFR 1 Month + 3.000%), 08/31/2028 (a)(b)	2,703,971	2,708,081
	UKG, Inc.
	Senior Secured First Lien, 8.271% (3 Month LIBOR USD + 3.250%), 05/03/2026 (a)(b)	12,576,973	12,362,097
	Senior Secured First Lien, 8.895% (CME Term SOFR 3 Month + 3.750%), 05/03/2026 (a)(b)	1,989,664	1,965,798
	Verscend Holding Corp.
	Senior Secured First Lien, 9.154% (1 Month LIBOR USD + 4.000%), 08/27/2025 (a)(b)	1,994,911	1,996,776
	Total Technology		27,111,233
	TOTAL BANK LOANS (Cost $143,357,479)		142,057,144

	COLLATERALIZED LOAN OBLIGATIONS - 7.0%
	Aimco CDO
	6.333%, Series 2019-10A, Class AR (3 Month LIBOR USD + 1.060%), 07/22/2032 (a)	2,700,000	2,667,900
	Buttermilk Park CLO
	6.360%, Series 2018-1A, Class A1 (3 Month LIBOR USD + 1.100%), 10/15/2031 (a)	1,850,000	1,840,462
	Carlyle Group, Inc.
	6.342%, Series 2014-3RA, Class A1A (3 Month LIBOR USD + 1.050%), 07/27/2031 (a)	495,916	491,069
	CIFC Funding Ltd.
	6.135%, Series 2015-3A, Class AR (3 Month LIBOR USD + 0.870%), 04/19/2029 (a)	1,303,141	1,294,977
	6.262%, Series 2018-1A, Class A (3 Month LIBOR USD + 1.000%), 04/18/2031 (a)	500,000	496,146
	Dryden Senior Loan Fund
	6.280%, Series 2018-55A, Class A1 (3 Month LIBOR USD + 1.020%), 04/15/2031 (a)	2,500,000	2,489,729
	6.232%, Series 2018-64A, Class A (3 Month LIBOR USD + 0.970%), 04/18/2031 (a)	2,000,000	1,977,605
	6.260%, Series 2018-58A, Class A1 (3 Month LIBOR USD + 1.000%), 07/17/2031 (a)	3,148,000	3,112,928
	6.250%, Series 2018-61A, Class A1R (3 Month LIBOR USD + 0.990%), 01/17/2032 (a)	7,000,000	6,947,714
	Magnetite CLO Ltd.
	6.201%, Series 2016-18A, Class AR2 (3 Month LIBOR USD + 0.880%), 11/15/2028 (a)	3,600,061	3,577,195
	6.240%, Series 2014-8A, Class AR2 (3 Month LIBOR USD + 0.980%), 04/15/2031 (a)	2,131,481	2,113,692
	6.339%, Series 2015-15A, Class AR (CME Term SOFR 3 Month + 1.272%), 07/25/2031 (a)	1,500,000	1,490,094
	6.382%, Series 2015-14RA, Class A1 (3 Month LIBOR USD + 1.120%), 10/18/2031 (a)	3,200,000	3,176,198
	Magnetite Xxix Ltd.
	6.250%, Series 2021-29A, Class A (3 Month LIBOR USD + 0.990%), 01/15/2034 (a)	3,300,000	3,261,601
	Neuberger Berman CLO Ltd.
	6.192%, Series 2017-25A, Class AR (3 Month LIBOR USD + 0.930%), 10/18/2029 (a)	2,594,555	2,576,460
	6.182%, Series 2017-26A, Class AR (3 Month LIBOR USD + 0.920%), 10/18/2030 (a)	5,464,778	5,424,944
	6.220%, Series 2020-37A, Class AR (3 Month LIBOR USD + 0.970%), 07/20/2031 (a)	4,700,000	4,672,554
	OCP CLO Ltd.
	6.220%, Series 2017-13A, Class A1AR (3 Month LIBOR USD + 0.960%), 07/15/2030 (a)	2,500,000	2,471,765
	Palmer Square CLO Ltd.
	6.292%, Series 2018-1A, Class A1 (3 Month LIBOR USD + 1.030%), 04/18/2031 (a)	350,000	347,698
	6.360%, Series 2018-2A, Class A1A (3 Month LIBOR USD + 1.100%), 07/16/2031 (a)	2,250,000	2,236,712
	Palmer Square Loan Funding Ltd.
	6.729%, Series 2020-1A, Class A2 (3 Month LIBOR USD + 1.350%), 02/20/2028 (a)	2,950,000	2,940,392
	7.279%, Series 2020-1A, Class B (3 Month LIBOR USD + 1.900%), 02/20/2028 (a)	1,200,000	1,184,025
	6.150%, Series 2021-1A, Class A1 (3 Month LIBOR USD + 0.900%), 04/20/2029 (a)	2,188,089	2,178,238
	6.179%, Series 2021-2A, Class A1 (3 Month LIBOR USD + 0.800%), 05/20/2029 (a)	5,827,025	5,773,115
	6.650%, Series 2021-3A, Class A2 (3 Month LIBOR USD + 1.400%), 07/20/2029 (a)	1,000,000	986,542
	6.060%, Series 2021-4A, Class A1 (3 Month LIBOR USD + 0.800%), 10/15/2029 (a)	5,281,740	5,229,187
	6.660%, Series 2021-4A, Class A2 (3 Month LIBOR USD + 1.400%), 10/15/2029 (a)	1,250,000	1,228,201
	Regatta Funding Ltd.
	6.445%, Series 2018-3A, Class A (3 Month LIBOR USD + 1.190%), 10/25/2031 (a)	1,100,000	1,094,963
	Stratus CLO Ltd.
	6.050%, Series 2021-1A, Class A (3 Month LIBOR USD + 0.800%), 12/29/2029 (a)	601,997	598,201
	6.650%, Series 2021-1A, Class B (3 Month LIBOR USD + 1.400%), 12/29/2029 (a)	6,000,000	5,881,553
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $80,432,758)		79,761,860

	U.S. TREASURY OBLIGATIONS - 14.8%
	United States Treasury Note/Bond
	3.875%, 04/30/2025	5,000,000	4,903,125
	4.000%, 12/15/2025	12,000,000	11,813,906
	0.500%, 02/28/2026	17,500,000	15,724,023
	1.500%, 08/15/2026	10,000,000	9,142,578
	0.750%, 08/31/2026	10,000,000	8,920,508
	0.875%, 09/30/2026	27,500,000	24,609,277
	2.500%, 03/31/2027	15,000,000	14,059,863
	0.500%, 04/30/2027	15,000,000	13,003,418
	2.625%, 05/31/2027	12,300,000	11,559,358
	3.250%, 06/30/2027	2,500,000	2,404,785
	4.125%, 10/31/2027	19,000,000	18,904,258
	4.000%, 02/29/2028	7,000,000	6,949,551
	1.250%, 03/31/2028	12,000,000	10,504,922
	3.625%, 05/31/2028	13,000,000	12,716,641
	4.000%, 06/30/2028	2,500,000	2,486,523
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $170,555,673)		167,702,736

	SHORT TERM INVESTMENTS - 1.1%	Shares	Value
	U.S. Bank Money Market Deposit Account - 5.10% (b)	12,512,122	12,512,122
	TOTAL SHORT TERM INVESTMENTS (Cost $12,512,122)		12,512,122

	TOTAL INVESTMENTS - 100.7% (Cost $1,170,073,466)		1,141,266,527
	Liabilities in Excess of Other Assets - (0.7)%		(8,294,114)
	TOTAL NET ASSETS - 100.0%		$1,132,972,413

	Percentages are stated as a percent of net assets.

	CME - Chicago Mercantile Exchange
	CMT - Constant Maturity Treasury
	CLO - Collateralized Loan Obligation
	LIBOR - London Interbank Offered Rate
	PLC - Public Limited Company
	SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2023.

(b)	All or a portion of this bank loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:

Aristotle Core Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$222,987,910	$-	$-	$222,987,910
	Real Estate Investment Trusts	3,053,402	-	-	3,053,402
	Short Term Investments	4,113,155	-	-	4,113,155
	Total Investments	$230,154,467	$-	$-	$230,154,467

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Core Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$691,104,303	$-	$691,104,303
	Asset-Backed Securities	-	165,271,317	-	165,271,317
	Bank Loans[1]	-	151,325,971	-	151,325,971
	Collateralized Loan Obligations	-	95,601,653	-	95,601,653
	Mortgage Backed Securities	-	49,649,429	-	49,649,429
	U.S. Treasury Obligations	-	289,824,048	-	289,824,048
	Short Term Investments	76,378,667	-	-	76,378,667
	Total Investments	$76,378,667	$1,442,776,721	$-	$1,519,155,388

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle ESG Core Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$15,287,529	$-	$15,287,529
	Asset-Backed Securities	-	3,137,065	-	3,137,065
	Collateralized Loan Obligations	-	1,633,899	-	1,633,899
	Mortgage Backed Securities	-	683,619	-	683,619
	U.S. Treasury Obligations	-	5,385,137	-	5,385,137
	Short Term Investments	499,763	-	-	499,763
	Total Investments	$499,763	$26,127,249	$-	$26,627,012

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Floating Rate Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$241,235,973	$-	$241,235,973
	Bank Loans[1]	-	3,012,234,230	-	3,012,234,230
	Exchange Traded Funds	40,332,956	-	-	40,332,956
	Short Term Investments	344,943,803	-	-	344,943,803
	Total Investments	$385,276,759	$3,253,470,203	$-	$3,638,746,962

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Growth Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$237,231,041	$-	$-	$237,231,041
	Real Estate Investment Trusts	2,755,038	-	-	2,755,038
	Short Term Investments	649,915	-	-	649,915
	Total Investments	$240,635,994	$-	$-	$240,635,994

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle High Yield Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$67,443,317	$-	$67,443,317
	Asset-Backed Securities	-	167,606	-	167,606
	Bank Loans[1]	-	3,884,095	-	3,884,095
	Collateralized Loan Obligations	-	3,987,269	-	3,987,269
	Common Stocks	-	5,081	-	5,081
	Exchange Traded Funds	3,349,582	-	-	3,349,582
	Short Term Investments	7,019,952	-	-	7,019,952
	Total Investments	$10,369,534	$75,487,368	$-	$85,856,902

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle International Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$171,988,471	$-	$-	$171,988,471
	Short Term Investments	4,014,882	-	-	4,014,882
	Total Investments	$176,003,353	$-	$-	$176,003,353

[1]	For a detailed break-out of these securities by country classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Aggressive Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$146,792,996	$-	$-	$146,792,996
	Exchange Traded Funds	123,229,459	-	-	123,229,459
	Short Term Investments	732,005	-	-	732,005
	Total Investments	$270,754,460	$-	$-	$270,754,460

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$132,026,839	$-	$-	$132,026,839
	Exchange Traded Funds	30,887,995	-	-	30,887,995
	Short Term Investments	264,382	-	-	264,382
	Total Investments	$163,179,216	$-	$-	$163,179,216

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$396,660,779	$-	$-	$396,660,779
	Exchange Traded Funds	268,546,978	-	-	268,546,978
	Short Term Investments	1,660,091	-	-	1,660,091
	Total Investments	$666,867,848	$-	$-	$666,867,848

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$169,970,495	$-	$-	$169,970,495
	Exchange Traded Funds	55,172,383	-	-	55,172,383
	Short Term Investments	351,291	-	-	351,291
	Total Investments	$225,494,169	$-	$-	$225,494,169

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$540,987,609	$-	$-	$540,987,609
	Exchange Traded Funds	220,123,503	-	-	220,123,503
	Short Term Investments	1,370,598	-	-	1,370,598
	Total Investments	$762,481,710	$-	$-	$762,481,710

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Short Duration Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$542,188,619	$-	$542,188,619
	Asset-Backed Securities	-	197,044,046	-	197,044,046
	Bank Loans[1]	-	142,057,144	-	142,057,144
	Collateralized Loan Obligations	-	79,761,860	-	79,761,860
	U.S. Treasury Obligations	-	167,702,736	-	167,702,736
	Short Term Investments	12,512,122	-	-	12,512,122
	Total Investments	$12,512,122	$1,128,754,405	$-	$1,141,266,527

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Small Cap Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$24,949,013	$-	$-	$24,949,013
	Real Estate Investment Trusts[1]	1,159,774	-	-	1,159,774
	Closed End Funds	184,368	-	-	184,368
	Exchange Traded Funds	722,133	-	-	722,133
	Short Term Investments	164,040	-	-	164,040
	Total Investments	$27,179,328	$-	$-	$27,179,328

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Small/Mid Cap Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$55,926,496	$-	$-	$55,926,496
	Real Estate Investment Trusts[1]	1,574,799	-	-	1,574,799
	Closed End Funds	474,506	-	-	474,506
	Exchange Traded Funds	405,938	-	-	405,938
	Short Term Investments	2,013,553	-	-	2,013,553
	Total Investments	$60,395,292	$-	$-	$60,395,292

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Strategic Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$1,177,623,937	$-	$1,177,623,937
	Asset-Backed Securities	-	12,358,962	-	12,358,962
	Bank Loans[1]	-	246,483,078	-	246,483,078
	Collateralized Loan Obligations	-	79,253,282	-	79,253,282
	U.S. Treasury Obligations	-	44,015,713	-	44,015,713
	Common Stocks	-	29,053	-	29,053
	Short Term Investments	73,888,376	-	-	73,888,376
	Total Investments	$73,888,376	$1,559,764,025	$-	$1,633,652,401

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Ultra Short Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$34,119,854	$-	$34,119,854
	Asset-Backed Securities	-	6,519,039	-	6,519,039
	Bank Loans[1]	-	2,705,305	-	2,705,305
	Collateralized Loan Obligations	-	10,118,524	-	10,118,524
	U.S. Treasury Obligations	-	7,667,891	-	7,667,891
	Short Term Investments	4,247,803	-	-	4,247,803
	Total Investments	$4,247,803	$61,130,613	$-	$65,378,416

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.